Reconciliation of Provision (Benefit) For Income Taxes From Continuing Operations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 29, 2012	Jul. 31, 2011	Jul. 29, 2012	Jul. 31, 2011	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010
Schedule Of Effective Tax Rates Line Items
Income taxes at federal statutory rate					$ (169)	$ (205)	$ (237)
State income taxes, net of federal income tax benefit					(24)	(15)	(25)
Non-deductible goodwill impairment							41
Non-deductible interest					15	13	12
Valuation allowance					259	228	7
Adjustments to tax reserves					12	4	3
Other, net					(14)	3	1
Total	$ 1	$ 15	$ 34	$ 35	$ 79	$ 28	$ (198)